UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Government Securities Series
March 31, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--11.1%	of Purchase (%)	Amount ($)	Value ($)

4/17/08
(cost $49,991,111)	0.40	50,000,000	49,991,111

Repurchase Agreements--88.9%

Banc of America Securities LLC
dated 3/31/08, due 4/1/08 in the amount of
$60,003,333 (fully collateralized by $58,979,084
Government National Mortgage Association, 6%, due
3/15/38, value $61,200,000)	2.00	60,000,000	60,000,000
Credit Suisse (USA) Inc.
dated 3/31/08, due 4/1/08 in the amount of
$60,002,250 (fully collateralized by $49,575,000 U.S.
Treasury Bonds, 6.25%, due 8/15/23, value $61,201,658)	1.35	60,000,000	60,000,000
Deutsche Bank Securities
dated 3/31/08, due 4/1/08 in the amount of
$40,001,556 (fully collateralized by $144,267,627
Government National Mortgage Association, 5.50%-7%,
due 1/15/24-3/15/38, value $40,800,000)	1.40	40,000,000	40,000,000
Goldman, Sachs & Co.
dated 3/31/08, due 4/1/08 in the amount of
$16,000,444 (fully collateralized by $6,317,000 U.S.
Treasury Bonds, 7.25%, due 5/15/16, value $8,270,009
and $7,931,000 U.S. Treasury Notes, 4.125%, due
8/15/08, value $8,050,120)	1.00	16,000,000	16,000,000
J.P. Morgan Chase & Co.
dated 3/31/08, due 4/1/08 in the amount of
$51,001,842 (fully collateralized by $243,975,000
Government National Mortgage Association, 6%-6.50%,
due 9/15/31-7/15/34, value $52,020,824)	1.30	51,000,000	51,000,000
Lehman Brothers Inc.
dated 3/31/08, due 4/1/08 in the amount of
$60,002,167 (fully collateralized by $57,405,000 U.S.
Treasury Notes, 4.625%, due 11/15/09, value
$61,180,371)	1.30	60,000,000	60,000,000
Merrill Lynch & Co. Inc.
dated 3/31/08, due 4/1/08 in the amount of
$60,003,083 (fully collateralized by $166,667,713
Government National Mortgage Association, 5.50%, due
6/15/33-4/15/34, value $61,200,393)	1.85	60,000,000	60,000,000
UBS Securities LLC
dated 3/31/08, due 4/1/08 in the amount of
$52,002,022 (fully collateralized by $21,345,000 U.S.
Treasury Bonds, 11.75%, due 11/15/14, value
$25,704,161 and $26,093,000 U.S. Treasury Notes,

4.625%, due 7/31/09, value $27,339,818)	1.40	52,000,000	52,000,000
Total Repurchase Agreements
(cost $399,000,000)			399,000,000
Total Investments (cost $448,991,111)		100.0%	448,991,111
Cash and Receivables (Net)		.0%	75,857
Net Assets		100.0%	449,066,968

For Federal tax purposes, the fund's approximate tax cost is equal to book cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	448,991,111		0

Level 3 - Significant Unobservable Inputs	0		0

Total	448,991,111		0

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Money Market Series
March 31, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--46.2%	Principal Amount ($)	Value ($)

Allied Irish Banks PLC (Yankee)
4.90% - 4.93%, 5/29/08 - 6/13/08	70,000,000	70,000,786
American Express Centurion Bank
4.94%, 6/6/08	15,000,000	15,000,000
American Express Company
3.05% - 4.85%, 5/22/08 - 8/28/08	65,000,000	65,000,000
Australia and New Zealand Banking Group Ltd. (London)
4.84%, 4/25/08	30,000,000 a	30,000,000
Bank of Ireland (Yankee)
3.02% - 4.83%, 4/24/08 - 8/28/08	65,000,000 a	65,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.77%, 4/30/08	5,000,000	5,000,000
Barclays Bank PLC (Yankee)
2.55% - 3.73%, 7/14/08 - 12/29/08	40,000,000	40,013,588
Branch Banking & Trust Co.
2.88%, 11/5/08	75,000,000	75,000,000
Comerica Inc.
4.32%, 7/8/08	65,000,000	65,000,000
Credit Agricole (London)
3.70%, 7/17/08	30,000,000	30,000,000
Credit Suisse (Yankee)
4.90%, 6/11/08	60,000,000	60,000,000
Fortis Bank (Yankee)
2.50%, 12/23/08	30,000,000	30,000,000
Mizuho Corporate Bank (Yankee)
3.05%, 5/14/08	25,000,000	25,000,000
Natixis
2.32%, 4/1/08	25,000,000 b	24,999,987
Royal Bank of Scotland PLC (Yankee)
3.76%, 7/22/08	50,000,000	50,000,000
Societe Generale (London)
4.80%, 6/10/08	20,000,000	20,000,000
Swedbank (ForeningsSparbanken AB) (Yankee)
5.12%, 4/7/08	25,000,000	25,000,000
Toronto Dominion Bank (Yankee)
4.46%, 5/8/08	50,000,000	50,000,000
UniCredito Italiano SpA (Yankee)
4.80%, 4/14/08	35,000,000	35,000,000
Union Bank of California, N.A.
4.29% - 4.52%, 4/8/08 - 6/20/08	70,000,000	70,000,000
Total Negotiable Bank Certificates of Deposit
(cost $850,014,361)		850,014,361
Commercial Paper--43.6%

Allied Irish Banks N.A. Inc.
2.71%, 9/29/08	10,000,000	9,865,758
ASB Finance Ltd.

4.93% - 4.97%, 6/3/08 - 6/12/08	70,000,000 a	69,385,125
Barclays U.S. Funding Corp.
4.82% - 5.16%, 4/3/08 - 5/21/08	33,000,000	32,940,736
Canadian Imperial Bank of Commerce
4.80%, 4/9/08	60,000,000	59,937,267
Cancara Asset Securitisation Ltd.
2.82%, 6/18/08	35,000,000 a	34,787,667
CHARTA LLC
2.96%, 8/12/08	25,000,000 a	24,730,306
CIESCO LLC
3.19%, 5/22/08	25,000,000 a	24,887,729
Citigroup Funding Inc.
3.22%, 8/26/08	25,000,000	24,676,396
CRC Funding LLC
3.36%, 4/23/08	25,000,000 a	24,949,125
DnB NOR Bank ASA
2.67% - 2.94%, 8/13/08 - 9/18/08	54,500,000	53,862,372
FCAR Owner Trust, Ser. I
3.17%, 7/15/08	25,000,000	24,772,500
JPMorgan Chase & Co.
5.07%, 4/1/08	40,000,000	40,000,000
Picaros Funding LLC
3.14%, 5/23/08	26,000,000 a	25,882,827
Rabobank USA Financial Corp.
2.65%, 4/1/08	20,000,000	20,000,000
Ranger Funding Company, LLC
3.23%, 4/21/08	25,000,000 a	24,955,556
Regency Markets No. 1 LLC
3.18%, 5/15/08	25,000,000 a	24,903,750
Santander Central Hispano Finance (Delaware) Inc.
2.66%, 9/17/08	61,000,000	60,246,870
Scaldis Capital Ltd.
4.55%, 4/8/08	55,000,000 a	54,951,875
Skandinaviska Enskilda Banken AB
4.74%, 4/25/08	20,000,000	19,938,333
Societe Generale N.A. Inc.
3.74%, 7/17/08	50,000,000	49,454,597
Swedbank (ForeningsSparbanken AB)
4.86%, 4/23/08	30,000,000	29,913,008
Toronto-Dominion Holdings USA Inc.
4.85%, 5/27/08	10,000,000	9,926,422
Unicredit Delaware Inc.
4.81%, 6/25/08	30,000,000	29,667,792
Windmill Funding Corp.
3.15%, 5/23/08	26,500,000 a	26,380,190
Total Commercial Paper
(cost $801,016,201)		801,016,201
Corporate Notes--2.2%

General Electric Capital Corp.
2.62%, 4/25/08	25,000,000 b	25,000,000
Wells Fargo & Co.
3.17%, 4/4/08	15,000,000 b	15,000,000

Total Corporate Notes
(cost $40,000,000)		40,000,000
Promissory Note--1.4%

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $25,000,000)	25,000,000 [c]	25,000,000
Time Deposit--1.7%

Key Bank U.S.A., N.A. (Grand Cayman)
2.19%, 4/1/08
(cost $31,700,000)	31,700,000	31,700,000
Repurchase Agreements--4.6%

Citigroup Global Markets Holdings Inc.
3.15%, dated 3/31/08, due 4/1/08 in the amount of
$60,005,250 (fully collateralized by $814,522,245
Corporate Bonds, 0%-28.008%, due 7/9/08-2/28/52,
value $61,953,327)	60,000,000	60,000,000
UBS Securities LLC
3.10%, dated 3/31/08, due 4/1/08 in the amount of
$25,002,153 (fully collateralized by $23,285,000
Corporate Bonds, 7.75%, due 11/1/10, value
$25,752,315)	25,000,000	25,000,000
Total Repurchase Agreements
(cost $85,000,000)		85,000,000
Total Investments (cost $1,832,730,562)	99.7%	1,832,730,562
Cash and Receivables (Net)	.3%	4,595,475
Net Assets	100.0%	1,837,326,037

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $430,814,150 or 23.4% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 9/21/07 at a cost of $25,000,000. At March 31, 2008, the aggregate value of this security was $25,000,000 representing 1.4% of net assets and is valued at cost.

For Federal tax pruposes, the fund's approximate tax cost is equal to book cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	1,832,730,562		0

Level 3 - Significant Unobservable Inputs	0		0

Total	1,832,730,562		0

* Other financial instruments include futures, forwards and swap contracts.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)